Intangible assets, net - Additional information (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Intangible Assets Net Excluding Goodwill [Abstract]
Amortization expenses	¥ 70,456,937	$ 11,056,231	¥ 89,790,156	¥ 57,306,920